Fair Value Measurements (Details) - EBP 001 $ in Millions	Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 745.3
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	413.4
Total | Ralliant common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2.5
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	217.0
Total | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.5
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	94.5
Total | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.1
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	77.8
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	21.0
Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	413.3
Quoted Prices in Active Market (Level 1) | Ralliant common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2.5
Quoted Prices in Active Market (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	217.0
Quoted Prices in Active Market (Level 1) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.5
Quoted Prices in Active Market (Level 1) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	94.5
Quoted Prices in Active Market (Level 1) | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Quoted Prices in Active Market (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	77.8
Quoted Prices in Active Market (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	21.0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.1
Significant Other Observable Inputs (Level 2) | Ralliant common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Other Observable Inputs (Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Other Observable Inputs (Level 2) | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.1
Significant Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3) | Ralliant common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3) | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0.0
Investments measured at NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 331.9